RELATED PARTY TRANSACTIONS - Disclosure of detailed information about management and board compensation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Related party transactions [abstract]
Salaries and consulting fees	$ 2,757	$ 2,953
Share-based compensation	2,555	2,750
Total key management compensation	$ 5,312	$ 5,703